SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Class A common stock subject to possible redemption reflected in the balance sheets reconciled

Series	June 30, 2023	December 31, 2022
Series A-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,331,943 shares at June 30, 2023, and December 31, 2022	$6,065	$6,065
Series A-2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 23,307,464 shares at June 30, 2023, and December 31, 2022	8,976	8,976
Series A-3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 24,792,020 shares at June 30, 2023, and December 31, 2022	10,611	10,611
Series A-4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,169,690 shares at June 30, 2023, and December 31, 2022	1,993	1,993
Series A-5 preferred stock, $0.001 par value per share. Authorized 29,715,910 shares; issued and outstanding 29,545,455 shares at June 30, 2023, and December 31, 2022	12,858	12,858
Series A-6 preferred stock, $0.001 par value per share. Authorized 32,601,000 shares; issued and outstanding 32,391,000 shares at June 30, 2023, and December 31, 2022	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 284,065,377 shares; issued and outstanding 283,030,377 and 282,580,377 shares at June 30, 2023, and December 31, 2022, respectively	84,637	84,528
Series B-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 67,142,854 shares at June 30, 2023, and December 31, 2022	23,500	23,499
Series B-2 preferred stock, $0.001 par value per share. Authorized 71,428,570 shares; issued and outstanding 54,824,787 and 28,571,428 shares at June 30, 2023 and December 31, 2022, respectively	—	—
Series B-3 preferred stock, $0.001 par value per share. Authorized 342,857,136 shares; issued and outstanding 102,446,428 and 0 shares at June 30, 2023, and December 31, 2022, respectively	17,197	—
Total convertible preferred stock	$181,313	$164,006

Convertible preferred stock, net of issuance costs, at December 31, 2022 and 2021, is as follows:

	December 31,
Series	2022	2021
Series A‑1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,331,943 shares at December 31, 2022 and 2021	$6,065	$6,065
Series A‑2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 23,307,464 shares at December 31, 2022 and 2021	8,976	8,976
Series A‑3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 24,792,020 shares at December 31, 2022 and 2021	10,611	10,611
Series A‑4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,169,690 shares at December 31, 2022 and 2021	1,993	1,993
Series A‑5 preferred stock, $0.001 par value per share. Authorized 29,715,910 shares; issued and outstanding 29,545,455 shares at December 31, 2022 and 2021	12,858	12,858
Series A‑6 preferred stock, $0.001 par value per share. Authorized 32,601,000 shares; issued and outstanding 32,391,000 shares at December 31, 2022 and 2021	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 284,065,377 shares; issued and outstanding 282,580,377 and 282,580,377 shares at December 31, 2022 and 2021, respectively	84,528	84,528
Series B‑1 preferred stock, $0.001 par value per share. Authorized 67,142,854 shares; issued and outstanding 67,142,854 and 57,142,856 shares at December 31, 2022 and 2021, respectively	23,499	20,000
Series B‑2 preferred stock, $0.001 par value per share. Authorized 71,428,570 shares; issued and outstanding 28,571,428 and 0 shares at December 31, 2022 and 2021, respectively	—	—
Series B‑3 preferred stock, $0.001 par value per share. Authorized 342,857,136 shares; issued and outstanding 0 at shares at December 31, 2022 and 2021	—	—
Total convertible preferred stock	$164,006	$160,507

MedTech Acquisition Corp
Schedule of Class A common stock subject to possible redemption reflected in the balance sheets reconciled

Class A common stock subject to possible redemption, December 31, 2021	$250,000,000
Less:
Redemptions of Class A common stock	(232,371,273)
Plus:
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, December 31, 2022	19,800,030
Less:
Redemption	(8,479,333)
Plus:
Extension deposit	425,418
Accretion of carrying value to redemption value	299,531
Class A common stock subject to possible redemption, June 30, 2023	$12,045,646

Class A common stock subject to possible redemption, January 1, 2021	$250,000,000
Plus:
Accretion of carrying value to redemption value
Class A common stock subject to possible redemption, December 31, 2021	250,000,000
Less:
Redemptions of Class A common stock	(232,371,273)
Plus:
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, December 31, 2022	$19,800,030

Schedule of basic and diluted net (loss) income per common stock

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per Share of common stock
Numerator:
Allocation of net (loss) income	$(258,535)	$(736,504)	$1,908,991	$477,248	$(359,173)	$(1,083,963)	$4,178,371	$1,044,593
Denominator:
Basic and diluted weighted average shares outstanding	2,096,428	5,972,222	25,000,000	6,250,000	2,024,925	6,111,111	25,000,000	6,250,000
Basic and diluted net (loss) income per Share of common stock	$(0.12)	$(0.12)	$0.08	$0.08	$(0.18)	$(0.18)	$0.17	$0.17

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except share and per share amounts):

	For the Year Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$4,369,839	$1,169,240	$3,813,826	$953,457
Denominator:
Basic and diluted weighted average shares outstanding	23,358,326	6,250,000	25,000,000	6,250,000
Basic and diluted net income per share of common stock	$0.19	$0.19	$0.15	$0.15